UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2008

Check here if Amendment: ___; Amendment Number:   ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Basix Capital, LLC
Address:  One Montgomery Street, Suite 3300
          San Francisco, CA  94104

Form 13F File Number:    28-11285

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Matthew P. Spotswood
Title:    Manager
Phone:    415-248-1021

Signature, Place and Date of Signing:
Matthew P. Spotswood          San Francisco, CA        November 13, 2008
          [Signature]         [City, State]            [Date]

Report Type (Check only one.):

XXX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
___  13F  NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).) ___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           -0-

Form 13F Information Table Entry Total:      35

Form 13F Information Table Value Total:      $ 76,735 (x 1000)


List of Other Included Managers:

NONE

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

NAME OF ISSUER           TITLE    CUSIP      VALUE       SHARES    INV.    OTH  VOTING
                         OF                  X1000                 DISC.   ER   AUTH
                         CLASS                                             MGR
                                                                                   SOLE
99 CENTS ONLY STORES     COMMON   65440K106       1,296    118,100  Sole           118,100
                         STOCK
AMERICAN EAGLE           COMMON   02553E106       1,681    110,200  Sole           110,200
OUTFITTERS INC  NEW      STOCK
AVOCENT CORP             OTC EQ   053893103         921     45,000  Sole            45,000
CACI INTERNATIONAL INC-  COMMON   127190304       1,172     23,400  Sole            23,400
CL A                     STOCK
CAMERON INTERNATIONAL    COMMON   13342B105       2,046     53,100  Sole            53,100
CORP  CORPORATION        STOCK
CARTER'S INC             COMMON   146229109         839     42,500  Sole            42,500
                         STOCK
CHEMED CORPORATION       COMMON   16359R103       2,250     54,800  Sole            54,800
                         STOCK
COLLECTIVE BRANDS INC    COMMON   19421W100       1,727     94,300  Sole            94,300
                         STOCK
COMTECH                  OTC EQ   205826209       2,905     59,000  Sole            59,000
TELECOMMUNICATIONS
CORP NEW
CROWN HOLDINGS INC       COMMON   228368106       3,205    144,300  Sole           144,300
                         STOCK
DR HORTON INC            COMMON   23331A109       1,176     90,300  Sole            90,300
                         STOCK
EXPEDITORS               OTC EQ   302130109       1,655     47,500  Sole            47,500
INTERNATIONAL OF
WASHINGTON INC
FREIGHTCAR AMERICA INC   COMMON   357023100       1,159     39,600  Sole            39,600
                         STOCK
GREATBATCH INC           COMMON   39153L106       1,156     47,100  Sole            47,100
                         STOCK
HANESBRANDS INC          COMMON   410345102       2,238    102,900  Sole           102,900
                         STOCK
HEARTLAND EXPRESS INC    OTC EQ   422347104       2,926    188,500  Sole           188,500
HOLLY CORP NEW           COMMON   435758305       3,311    114,500  Sole           114,500
                         STOCK
HUMANA INC               COMMON   444859102       1,673     40,600  Sole            40,600
                         STOCK
INTERNATIONAL RECTIFIER  COMMON   460254105       1,160     61,000  Sole            61,000
CORP                     STOCK
INVACARE CORP            COMMON   461203101       2,298     95,200  Sole            95,200
                         STOCK
JABIL CIRCUIT INC        COMMON   466313103       2,275    238,500  Sole           238,500
                         STOCK
Landstar System Inc      OTC EQ   515098101       2,701     61,300  Sole            61,300
LUBRIZOL CORP            COMMON   549271104       2,433     56,400  Sole            56,400
                         STOCK
NAVISTAR INTERNATIONAL   COMMON   638901306       2,866     52,900  Sole            52,900
CORP                     STOCK
OWENS-ILLINOIS INC       COMMON   690768403       3,113    105,900  Sole           105,900
                         STOCK
PACKAGING CORP OF        COMMON   695156109       3,090    133,300  Sole           133,300
AMERICA                  STOCK
PACTIV CORPORATION       COMMON   695257105       2,421     97,500  Sole            97,500
                         STOCK
RESMED INC               COMMON   761152107         890     20,700  Sole            20,700
                         STOCK
SARA LEE CORP            COMMON   803111103       3,392    268,600  Sole           268,600
                         STOCK
SELECT SECTOR SPDR  TR   COMMON   81369Y605       2,407    121,000  Sole           121,000
SHS BEN INT              STOCK
SOLUTIA INC  NEW         COMMON   834376501       3,377    241,200  Sole           241,200
                         STOCK
THOMAS & BETTS CORP      COMMON   884315102       2,962     75,800  Sole            75,800
                         STOCK
UTI WORLDWIDE INC        OTC EQ   G87210103       3,210    188,600  Sole           188,600
WALTER INDUSTRIES INC    COMMON   93317Q105       2,373     50,000  Sole            50,000
NEW                      STOCK
WESCO INTERNTIONAL INC   COMMON   95082P105       2,433     75,600  Sole            75,600
                         STOCK



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